SEGMENT REPORTING (Schedule of Revenues and Long-Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total revenues	$ 336,257	$ 319,978	$ 293,072
Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	91,817	83,626	81,342
Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	244,440	236,352	211,730
Location Based Services Member
Segment Reporting Information [Line Items]
Total revenues	242,491	234,541	209,558
Location Based Services Member | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Location Based Services Member | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	242,491	234,541	209,558
Wireless Communications Products Member
Segment Reporting Information [Line Items]
Total revenues	93,766	85,437	83,514
Wireless Communications Products Member | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	91,817	83,626	81,342
Wireless Communications Products Member | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 1,949	$ 1,811	$ 2,172